INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2020
INVESTMENT SECURITIES [Abstract]
INVESTMENT SECURITIES
5.	INVESTMENT SECURITIES

The Company owned 811,538 shares in Hermitage Offshore Services Ltd. as of December 31, 2019. The carrying value of the investment as of December 31, 2019 was $0.8 million based on the market share price. The Company has disposed of 811,538 shares for a consideration of $0.6 million in the period ended December 31, 2020, and recognized a loss of $0.2 million in Other Financial Income (Expenses) in 2020.